Note 15 - Regulatory Matters (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Regulatory Assets and Liabilities [Table Text Block]
	Spire		Spire Missouri		Spire Alabama
September 30	2022	2021	2022	2021	2022	2021
Regulatory Assets:
Current:
Pension and postretirement benefit costs	$—	$31.1	$—	$21.9	$—	$8.2
Unamortized purchased gas adjustments	322.2	243.5	275.1	242.8	43.8	—
Other	33.2	31.9	13.0	11.6	13.1	10.6
Total Current Regulatory Assets	355.4	306.5	288.1	276.3	56.9	18.8
Noncurrent:
Future income taxes due from customers	137.8	132.9	129.2	124.2	2.2	2.2
Pension and postretirement benefit costs	294.5	313.8	222.9	226.0	66.5	82.9
Cost of removal	493.7	431.9	25.2	34.9	468.5	397.0
Energy efficiency	57.2	47.6	57.2	47.6	—	—
Other	129.2	67.3	113.1	50.4	1.0	1.2
Total Noncurrent Regulatory Assets	1,112.4	993.5	547.6	483.1	538.2	483.3
Total Regulatory Assets	$1,467.8	$1,300.0	$835.7	$759.4	$595.1	$502.1
Regulatory Liabilities:
Current:
Pension and postretirement benefit costs	$—	$5.8	$—	$3.6	$—	$2.2
Unamortized purchased gas adjustments	—	11.0	—	—	—	10.2
Other	3.7	17.8	—	13.5	—	1.0
Total Current Regulatory Liabilities	3.7	34.6	—	17.1	—	13.4
Noncurrent:
Deferred taxes due to customers	145.3	127.5	127.9	110.2	—	—
Pension and postretirement benefit costs	172.6	159.3	143.6	131.4	19.4	19.8
Accrued cost of removal	32.9	36.2	—	4.9	—	—
Unamortized purchased gas adjustments	53.0	284.3	53.0	284.3	—	—
Other	14.4	13.6	7.3	8.0	3.6	3.6
Total Noncurrent Regulatory Liabilities	418.2	620.9	331.8	538.8	23.0	23.4
Total Regulatory Liabilities	$421.9	$655.5	$331.8	$555.9	$23.0	$36.8

Schedule of Regulatory Assets Not Earning Return [Table Text Block]
	Spire		Spire Missouri
September 30	2022	2021	2022	2021
Pension and postretirement benefit costs	$152.9	$165.7	$152.9	$165.7
Future income taxes due from customers	135.6	130.7	129.2	124.2
Unamortized purchase gas adjustments	275.1	242.8	275.1	242.8
Other	122.7	86.0	122.7	86.0
Total Regulatory Assets Not Earning a Return	$686.3	$625.2	$679.9	$618.7